Share-based payments - (Benefit) expense recognized in retention plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
(Benefit) expense arising from cash-settled share-based payments transactions		$ (2,984)	$ 5,362
Expense arising from cash-settled share-based payments transactions	$ (4,365)
Expense arising from equity-settled share-based payments transactions	5,074	4,410	3,519
Total expense arising from share-based payments transactions	709	$ 1,426	$ 8,881
LTIP - SARs [Member]
Share-based payments
(Benefit) expense arising from cash-settled share-based payments transactions	$ (95)